Derivative liabilities - Changes in deferred stock units (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Amount
Stock-based compensation expense	$ 1,165,026	$ 603,322	$ 3,491,445	$ 2,896,497
Changes in fair value of derivative liabilities			$ (191,174)		$ (18,920,428)
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units issued			42,879
Vesting period			1 year
Number of DSU
Balance at the beginning			84,581
Issuance			42,879
Balance at the end	127,460		127,460		84,581
Amount
Balance at the beginning of period			$ 53,362
Stock-based compensation expense			223,107
Changes in fair value of derivative liabilities			(120,968)
Balance at the end	$ 155,501		$ 155,501		$ 53,362